Trust Agreement (Schedule Of Brokerage And Custodial Fees) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trust Agreement [Abstract]
Brokerage fees	$ 23,947,088	$ 37,951,047	$ 54,834,417
Custodial fees	542	687	512
Total	$ 23,947,630	$ 37,951,734	$ 54,834,929